Stockholders' Equity - Summary of Activity and Information Regarding Outstanding and Exercisable Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Options Outstanding, Beginning balance	5,797,185
Options Outstanding, Granted	811,831
Options Outstanding, Exercised	(46,500)
Options Outstanding, Cancelled/forfeited	(16,888)
Options Outstanding, Ending balance	6,545,628	5,797,185
Options Outstanding, Options exercisable	5,449,715
Weighted Average Exercise Price, Beginning balance	$ 2.22
Weighted Average Exercise Price, Granted	4.77
Weighted Average Exercise Price, Exercised	1.81
Weighted Average Exercise Price, Cancelled/forfeited	1.82
Weighted Average Exercise Price, Ending balance	2.55	$ 2.22
Weighted Average Exercise Price, Options exercisable	$ 2.24
Weighted Average Remaining Contractual Term in Years	7 years 10 months 6 days	8 years 7 months 2 days
Weighted Average Remaining Contractual Term in Years, Options exercisable	7 years 7 months 2 days
Weighted Average Remaining Contractual Term in Years	$ 9,773,706
Weighted Average Remaining Contractual Term in Years, Options exercisable	$ 8,804,841